Investor A C and Institutional [Member] Investment Objectives and Goals - Investor A, C and Institutional - BLACKROCK HIGH EQUITY INCOME FUND	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock High Equity Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock High Equity Income Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek high current income while maintaining prospects for capital appreciation.